Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) - USD ($)	3 Months Ended			7 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2025
Numerator:
Allocation of net income, Basic	$ (139,635)	$ (145,382)
Allocation of net income, Diluted	$ (139,635)	$ (145,382)
Denominator:
Weighted average shares outstanding, basic	1,000	1,000
Weighted average shares outstanding, diluted	1,000	1,000
Basic net income per common stock	$ (139.64)	$ (145.38)
Diluted net income per common stock	$ (139.64)	$ (145.38)
Mountain Lake Acquisition Corp. | Class A stock
Numerator:
Allocation of net income, Basic	$ 1,324,198		$ 1,550,404	$ 99,286		$ 6,361,272
Allocation of net income, Diluted	$ 1,324,198		$ 1,550,404	$ 93,012		$ 6,361,272
Denominator:
Weighted average shares outstanding, basic	23,805,000		23,805,000	1,785,375		23,805,000
Weighted average shares outstanding, diluted	23,805,000		23,805,000	1,785,375		23,805,000
Basic net income per common stock	$ 0.06		$ 0.07	$ 0.06		$ 0.27
Diluted net income per common stock	$ 0.06		$ 0.07	$ 0.05		$ 0.27
Mountain Lake Acquisition Corp. | Class B Ordinary Shares
Numerator:
Allocation of net income, Basic	$ 399,818		$ 468,117	$ 343,831		$ 1,920,674
Allocation of net income, Diluted	$ 399,818		$ 468,117	$ 350,105		$ 1,920,674
Denominator:
Weighted average shares outstanding, basic	7,187,500		7,187,500	6,182,813	[1]	7,187,500	[1]
Weighted average shares outstanding, diluted	7,187,500		7,187,500	6,720,313	[1]	7,187,500	[1]
Basic net income per common stock	$ 0.06		$ 0.07	$ 0.06		$ 0.27
Diluted net income per common stock	$ 0.06		$ 0.07	$ 0.05		$ 0.27

[1]	Excluded up to 984,375 shares subject to forfeiture for the period from June 14, 2024 (inception) through December 31, 2024, if the over-allotment option was not exercised in full or in part by the underwriters. On December 16, 2024, the underwriters partially exercised their over-allotment option as part of the closing of the Initial Public Offering and forfeited their option to exercise the remaining over-allotment option. As such, 359,375 Founder Shares were forfeited (Note 5).